Financial Assets at Fair Value Through Other Comprehensive Income	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value Through Other Comprehensive Income	14. FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	30 June 2022	31 December 2021
	£m	£m
Debt securities	4,894	5,833
Loans and advances to customers	19	18
	4,913	5,851